REVENUES (Revenues by Product) (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Operating Revenue By Product Type [Line Items]
Revenues	¥ 21,400,638,092	$ 3,082,333,011	¥ 15,454,374,366	¥ 9,740,876,507
Solar Modules [Member]
Operating Revenue By Product Type [Line Items]
Revenues	20,825,750,050		15,086,256,789	9,155,395,954
Silicon Wafers [Member]
Operating Revenue By Product Type [Line Items]
Revenues	136,079,690		138,293,365	286,585,049
Solar Cells [Member]
Operating Revenue By Product Type [Line Items]
Revenues	155,016,285		215,048,296	200,643,639
Recovered Silicon Materials [Member]
Operating Revenue By Product Type [Line Items]
Revenues	860,047		5,201,794	11,272,636
Processing Service Fees [Member]
Operating Revenue By Product Type [Line Items]
Revenues				69,581,435
Generated Electricity [Member]
Operating Revenue By Product Type [Line Items]
Revenues	13,270,367		9,574,122	6,188,194
Solar system integration projects [Member]
Operating Revenue By Product Type [Line Items]
Revenues	¥ 269,661,653			¥ 11,209,600